Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 583	$ 574	$ 574
Provision	19	19	83
Charge-offs, net of recoveries	(15)	(21)	(118)
Foreign currency translation and other	9	8	44
Ending balance	596	580	583
Ending Balance: Individually Evaluated for Impairment	428	336	376
Ending Balance: Collectively Evaluated for Impairment	168	244	207
Ending Balance	19,488	18,427	19,795 [1]
Ending Balance: Individually Evaluated for Impairment	814	790	887
Ending Balance: Collectively Evaluated for Impairment	18,674	17,637	18,908
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	383	374	374
Provision	20	13	72
Charge-offs, net of recoveries	(14)	(19)	(103)
Foreign currency translation and other	5	3	40
Ending balance	394	371	383
Ending Balance: Individually Evaluated for Impairment	258	179	212
Ending Balance: Collectively Evaluated for Impairment	136	192	171
Ending Balance	9,499	9,832	9,725
Ending Balance: Individually Evaluated for Impairment	379	318	347
Ending Balance: Collectively Evaluated for Impairment	9,120	9,514	9,378
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	200	200	200
Provision	(1)	6	11
Charge-offs, net of recoveries	(1)	(2)	(15)
Foreign currency translation and other	4	5	4
Ending balance	202	209	200
Ending Balance: Individually Evaluated for Impairment	170	157	164
Ending Balance: Collectively Evaluated for Impairment	32	52	36
Ending Balance	9,883	8,500	10,001
Ending Balance: Individually Evaluated for Impairment	435	472	540
Ending Balance: Collectively Evaluated for Impairment	9,448	8,028	9,461
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	106	95	69
Ending Balance: Collectively Evaluated for Impairment	$ 106	$ 95	$ 69

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).